SCHEDULE OF PARENT COMPANY STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME (Details) - USD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Operating expenses:
General and administrative	$ 5,124,362	$ 4,475,500	$ 4,713,012
Total operating expenses	10,191,624	8,482,626	6,488,526
Other income:
Total other income, net	2,435,510	623,141	473,711
Net income	1,278,535	7,990,216	11,634,720
Comprehensive income attributable to Leishen Energy Holding Co., Ltd	723,026	8,981,306	12,359,603
Parent [Member]
Other income:
Net income	1,254,387	8,095,871	11,858,590
Parent Company [Member]
ScheduleOfParentyCompanyOperationsAndComprehensiveIncomeLineItems [Line Items]
Equity in earnings of subsidiaries	1,637,113	8,095,871	11,858,590
Operating expenses:
General and administrative	437,421
Total operating expenses	437,421
Other income:
Other income, net	54,695
Total other income, net	54,695
Net income	1,254,387	8,095,871
Foreign currency translation (loss) gain	(531,361)	885,435
Comprehensive income attributable to Leishen Energy Holding Co., Ltd	$ 723,026	$ 8,981,306
Parent Company [Member] | Parent [Member]
ScheduleOfParentyCompanyOperationsAndComprehensiveIncomeLineItems [Line Items]
Equity in earnings of subsidiaries			11,858,590
Operating expenses:
General and administrative
Total operating expenses
Other income:
Other income, net
Total other income, net
Net income			11,858,590
Foreign currency translation (loss) gain			501,013
Comprehensive income attributable to Leishen Energy Holding Co., Ltd			$ 12,359,603